Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12.       Commitments and Contingencies

As of June 30, 2023, the Company had eight vessels under construction, two DP2 shuttle tankers, four dual fuel LNG powered aframax tankers and two suezmax tankers.

The total contracted amount remaining to be paid for the eight vessels under construction plus the extra costs agreed as of June 30, 2023, was $591,627. The amount of $144,891 is due to be paid within the second half of 2023, the amount of $180,380 in 2024 and the amount of $266,356 in 2025.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Brazilian authorities have charged certain shipbrokers with various offenses in connection with charters entered into between a major state oil entity and various international shipowners. In 2020, in parallel with U.S. Department of Justice and U.S. Securities and Exchange Commission investigations regarding whether the circumstances surrounding these charters, including the actions taken by these shipbrokers, constituted non-compliance with provisions of the U.S. Foreign Corrupt Practices Act of 1977 (FCPA) applicable to the Company, the Company began investigating these matters. The Company is always committed to doing business in accordance with anti-corruption laws and is cooperating with these agencies.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2023 and vessels scheduled to be delivered as per contractual terms before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/ Year	Amount
July 1 to December 31, 2023	$234,815
2024	334,769
2025	201,580
2026	160,187
2027	146,001
2028 to 2038	454,963
Minimum charter revenues	$1,532,315

These amounts do not assume any off-hire.